Summary of Significant Accounting Policies - Summary of Balance of The Company's Warranty Reserve (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Balance at beginning of period	$ 564	$ 1,260
Additions to warranty reserve	529	821
Claims fulfilled	(435)	(882)
Change in estimate related to pre-existing warranties		(635)
Balance at end of period	$ 658	$ 564